INCOME TAX (Details 1) - USD ($)	Oct. 31, 2023	Oct. 31, 2022
Deferred Tax Assets
Net operating losses	$ 337,900	$ 244,100
Total deferred tax assets	337,900	10,700
Valuation allowance	(337,900)	(233,400)
Net deferred tax assets
Deferred Tax Liabilities
Total deferred tax liabilities
Net deferred tax